2. Accounting Policies (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Net loss	$ (1,269,353)	$ (495,506)	$ (413,415)	$ (1,764,859)	$ (904,927)	$ (1,337,347)	$ (133,811)
Net loss per share
Basic and diluted	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ (0)	$ (0)
Basic				0.00	0.00
Diluted				$ 0.00	$ 0.00
Weighted average number of shares outstanding:
Basic & diluted	597,871,392		528,339,793	574,198,491	471,101,799	505,458,544	337,444,728